Taxation - Components of Tax Assets and Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Discounting of loss reserves and adjustment to life policy reserves	$ 27,103	$ 34,806
Foreign tax credit carryforwards	161,177	163,134
Tax loss carryforwards	49,721	36,405
Unearned premiums	26,071	14,425
Other deferred tax assets	47,877	31,566
Deferred tax assets before valuation allowance	311,949	280,336
Valuation allowance	(189,090)	(185,615)
Deferred tax assets	122,859	94,721
Deferred tax liabilities
Deferred acquisition costs	45,558	29,204
Goodwill and other intangibles	65,114	70,674
Equalization reserves	16,606	27,252
Unrealized appreciation and timing differences on investments	5,012	13,361
Unrealized appreciation and timing differences on foreign exchange revaluations	21,117	13,413
Other deferred tax liabilities	6,635	8,554
Deferred tax liabilities	160,042	162,458
Net deferred tax liabilities	(37,183)	(67,737)
Components Of Net Tax Assets And Liabilities [Abstract]
Net tax assets	157,690	133,169
Net tax liabilities	(101,525)	(154,947)
Net tax assets (liabilities)	56,165	(21,778)
Net Tax Liabilities By Type [Abstract]
Net current tax assets	102,091	53,900
Net deferred tax liabilities	(37,183)	(67,737)
Net unrecognized tax benefit	(8,743)	(7,941)
Net tax assets (liabilities)	$ 56,165	$ (21,778)